LOANS AND FINANCING - By Currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
LOANS AND FINANCING
Total Loans and Financing	R$ 13,367,841	R$ 16,461,656
Brazilian Real (BRL)
LOANS AND FINANCING
Total Loans and Financing	2,361,610	2,710,308
U.S. Dollar (USD)
LOANS AND FINANCING
Total Loans and Financing	10,924,355	13,333,669
Other currencies
LOANS AND FINANCING
Total Loans and Financing	R$ 81,876	R$ 417,679